DEPOSITS BY CUSTOMERS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 192,331	£ 185,775
Group entities
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 1,590	£ 1,715